Long term debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Credit facilities	$ 190,000	$ 194,918
Credit facility
Debt Instrument [Line Items]
Credit facilities	190,000	192,000
Nuna Credit Facility
Debt Instrument [Line Items]
Credit facilities	$ 0	$ 2,918